Notes and Amounts Receivable for Equity Issued (Tables)	12 Months Ended
Dec. 31, 2022
Notes And Amounts Receivable For Equity Issued
Schedule of Notes and Amounts Receivable for the Equity Issued

	December 31, 2022	December 31, 2021
Notes receivable	$1,000,122	$1,158,832
Amounts receivable*	61,940	34,809
	$1,062,062	$1,193,641

*	Consists of receivables for the exercise of warrants and options at various exercise prices during the year ended December 31, 2021 and December 31, 2022. The receivables are unsecured, non-interest-bearing and due on demand.

Schedule of Promissory Note Receivable

The following is a continuity of the Company’s promissory note receivable:

	Notes receivable	Amounts receivable	Total
Balance, January 1, 2021	$-	$-	$-
Additions	1,184,549	34,809	1,219,358
Repayments	(23,745)	-	(23,745)
Accrued interest	17,733	-	17,733
Foreign exchange loss on revaluation	(19,705)	-	(19,705)
Balance, December 31, 2021	1,158,832	34,809	1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	$1,000,122	$61,940	$1,062,062